Schedule of Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 30, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021
Discontinued Operations
Revenue from contracts with customers	$ 11,209		$ 13,412
Other gains/(losses)	640
Expenses	(16,062)		(19,596)
Operating loss	(4,213)		(6,184)
Finance costs	(525)		(449)
Loss before tax from discontinued operations	(4,738)		(6,633)
Income tax expense	(33)		(26)
Loss after tax from discontinued operations	(4,771)	$ (4,771)	(6,659)
Exchange translation reserve on foreign operations	3,481		(2,190)
Total comprehensive Loss for the period	(1,290)		(8,849)
Loss on disposal of discontinued operations	(10,796)
Total loss from discontinued operation	$ (15,567)	$ (15,567)	$ (6,659)
Basic loss for the year from discontinued operations	$ (0.021)	$ (0.021)	$ (0.515)
Diluted loss for the year from discontinued operations	$ (0.021)	$ (0.021)	$ (0.515)
Net cash inflow/(outflow) from operating activities	$ (3,282)		$ 258
Net cash inflow/(outflow) from investing activities	(31)		(129)
Net cash inflow/(outflow) from financing activities	(49,627)		8,879
Net increase in cash generated by the subsidiary	(52,940)		$ 9,008
Completion payment
Inventory adjustment amount		(3,525)
Intercompany debt forgiveness		(31,250)
Transaction cost		(217)
Working capital adjustment		(639)
Term loan repaid		(10,505)
Transaction cost considered as a part of adjustment amount		(412)
Contingent consideration
Total Consideration (A)		(46,548)
II. Less: Carrying amount of net assets of Bendon Group (B)		(35,783)
Loss on sale before income tax and reclassification of Foreign currency translation reserve (A-B)		(10,765)
Reclassification of foreign currency translation reserve		(31)
Income tax expense on gain
Loss on sale of Bendon Group		$ (10,796)
Property, plant and equipment	2,016			$ 2,131
Intangible Assets	2,576			2,539
Right of Use Assets	10,798			13,173
Cash and cash equivalents	12,464			64,497
Trade Receivables	1,206			5,436
Inventories	10,168			9,548
Prepayments	3,816
Other receivables	33
Total Assets	43,077			97,324
Trade and other payables	5,748			8,108
Lease Liabilities	12,747			15,429
Borrowings				10,376
Related party payables	57,535			95,334
Provisions	2,684			1,491
Tax	146			129
Total Liabilities	78,860			130,867
Net Assets	$ (35,783)			$ (33,543)